Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2012 bbl	Dec. 31, 2010	Dec. 31, 2012 bbl	Dec. 31, 2011	Jun. 30, 2010
Derivative [Line Items]
Unrealized loss, included in Accumulated other comprehensive income/loss			$ 1.3	$ (0.5)
Percentage of assets classified within level 3 of fair value hierarchy to total assets and liabilities measured at fair value			1.00%
Commodity Contract
Derivative [Line Items]
LME copper prices, average (per ton)	118.90	7,828.00	7,951.00	8,836.00	6,651.00
LME copper prices, average provisional price (per ton)			7,322
Applicable forward copper price			7,930
Commodity contract, volume	10,000
Commodity contract outstanding,volume			20,000
Commodity contract, mark-to-market value			0.1
Commodity Contract | Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts			$ 15.6	$ 20.6